Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

May 31, 2020

ZUB-QTLY-0720
1.9881608.103

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.75% 6/1/31	$300,000	$302,069
3.4% 5/15/25	424,000	457,170
3.5% 6/1/41	140,000	140,946
3.6% 7/15/25	219,000	237,687
3.65% 6/1/51	220,000	221,678
4.65% 6/1/44	110,000	124,052
4.85% 3/1/39	66,000	77,320
4.9% 8/15/37	480,000	564,716
5.15% 2/15/50	210,000	262,456
5.25% 3/1/37	150,000	183,247
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	332,483
5.462% 2/16/21	100,000	103,018
Verizon Communications, Inc.:
4.016% 12/3/29	150,000	176,737
4.125% 3/16/27	60,000	69,911
4.329% 9/21/28	270,000	322,445
5.012% 8/21/54	214,000	305,651
5.5% 3/16/47	342,000	503,691
		4,385,277
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	40,000	40,529
2.65% 1/13/31	200,000	213,287
2.75% 9/1/49	60,000	58,280
3.5% 5/13/40	60,000	65,647
3.6% 1/13/51	60,000	67,080
3.7% 10/15/25	434,000	488,778
3.8% 5/13/60	60,000	68,197
		1,001,798
Media - 1.1%
CBS Corp.:
4% 1/15/26	176,000	187,964
4.2% 6/1/29	200,000	213,041
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.125% 7/1/49	200,000	232,098
5.75% 4/1/48	150,000	184,710
Comcast Corp.:
1.625% 1/15/22	1,030,000	1,053,187
1.95% 1/15/31	300,000	300,394
2.65% 2/1/30	100,000	106,595
2.8% 1/15/51	120,000	118,074
3.45% 2/1/50	100,000	110,802
3.7% 4/15/24	100,000	110,581
4.15% 10/15/28	150,000	177,446
4.7% 10/15/48	284,000	370,998
4.95% 10/15/58	100,000	139,929
6.95% 8/15/37	207,000	313,366
Discovery Communications LLC:
3.25% 4/1/23	176,000	184,559
3.625% 5/15/30	200,000	211,298
4.65% 5/15/50	200,000	212,610
5% 9/20/37	110,000	120,462
Fox Corp.:
4.709% 1/25/29	70,000	81,826
5.476% 1/25/39	164,000	210,330
5.576% 1/25/49	56,000	74,166
TWDC Enterprises 18 Corp. 4.125% 6/1/44	192,000	227,336
		4,941,772
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	218,400
Rogers Communications, Inc. 2.9% 11/15/26	90,000	97,415
Vodafone Group PLC:
3.75% 1/16/24	300,000	326,231
4.375% 5/30/28	250,000	292,574
5.125% 6/19/59	140,000	174,686
		1,109,306

TOTAL COMMUNICATION SERVICES		11,438,153

CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.3%
American Honda Finance Corp.:
2.15% 9/10/24	120,000	122,422
3.55% 1/12/24	428,000	456,739
Ford Motor Co. 5.291% 12/8/46	112,000	88,504
General Motors Co.:
4.2% 10/1/27	90,000	88,534
6.75% 4/1/46	255,000	277,364
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	69,606
4.375% 9/25/21	214,000	215,235
5.65% 1/17/29	130,000	142,376
		1,460,780
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	34,000	35,100
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	261,041
4.3% 2/21/48	30,000	33,121
Northwestern University 3.868% 12/1/48	120,000	146,647
		475,909
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
3.625% 9/1/49	30,000	32,620
4.45% 3/1/47	153,000	185,747
Starbucks Corp.:
2.55% 11/15/30	300,000	306,430
4% 11/15/28	350,000	396,925
		921,722
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24	117,000	127,545
3.875% 8/22/37	150,000	183,915
4.05% 8/22/47	228,000	299,731
		611,191
Multiline Retail - 0.2%
Dollar Tree, Inc.:
3.7% 5/15/23	210,000	223,994
4% 5/15/25	478,000	526,893
Nordstrom, Inc. 4% 3/15/27	110,000	85,612
Target Corp. 3.9% 11/15/47	160,000	199,412
		1,035,911
Specialty Retail - 0.6%
Lowe's Companies, Inc.:
3.65% 4/5/29	210,000	237,442
4.05% 5/3/47	132,000	151,259
The Home Depot, Inc.:
2% 4/1/21	1,202,000	1,217,073
2.5% 4/15/27	520,000	566,285
2.95% 6/15/29	60,000	66,629
4.25% 4/1/46	150,000	189,476
4.5% 12/6/48	100,000	132,151
		2,560,315

TOTAL CONSUMER DISCRETIONARY		7,065,828

CONSUMER STAPLES - 2.0%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	347,580
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	100,000	112,383
4.6% 4/15/48	377,000	419,145
5.55% 1/23/49	180,000	225,686
5.8% 1/23/59 (Reg. S)	260,000	342,250
Constellation Brands, Inc. 3.6% 2/15/28	132,000	141,374
Diageo Capital PLC:
1.375% 9/29/25	200,000	202,108
2% 4/29/30	200,000	203,172
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	160,000	174,172
4.417% 5/25/25	150,000	170,928
Molson Coors Beverage Co. 3% 7/15/26	254,000	254,907
PepsiCo, Inc.:
1.625% 5/1/30	309,000	312,008
2.25% 5/2/22	632,000	656,674
3% 10/15/27	100,000	111,939
The Coca-Cola Co.:
1.45% 6/1/27	120,000	121,972
1.65% 6/1/30	120,000	120,067
2.5% 6/1/40	120,000	120,644
2.6% 6/1/50	120,000	118,127
2.75% 6/1/60	120,000	117,261
		4,272,397
Food & Staples Retailing - 0.2%
Kroger Co. 5.4% 1/15/49	70,000	93,827
Sysco Corp. 3.3% 2/15/50	150,000	127,829
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	195,000	207,072
Walmart, Inc.:
3.4% 6/26/23	100,000	108,421
3.7% 6/26/28	140,000	165,587
5.625% 4/15/41	169,000	256,215
		958,951
Food Products - 0.4%
Campbell Soup Co. 4.15% 3/15/28	260,000	297,934
Conagra Brands, Inc.:
4.85% 11/1/28	280,000	336,356
5.3% 11/1/38	31,000	39,523
General Mills, Inc.:
4.2% 4/17/28	200,000	233,311
4.55% 4/17/38	110,000	135,838
H.J. Heinz Co.:
3% 6/1/26	560,000	560,524
4.375% 6/1/46	110,000	102,791
4.625% 1/30/29	50,000	53,937
Tyson Foods, Inc. 4% 3/1/26	160,000	180,747
		1,940,961
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	204,000	200,576
4.8% 2/14/29	30,000	34,359
5.8% 2/14/39	100,000	121,702
5.95% 2/14/49	110,000	140,671
BAT Capital Corp.:
3.222% 8/15/24	200,000	210,329
3.557% 8/15/27	450,000	472,814
4.39% 8/15/37	80,000	83,966
4.54% 8/15/47	128,000	135,915
Philip Morris International, Inc. 2.125% 5/10/23	820,000	848,599
Reynolds American, Inc. 4.45% 6/12/25	140,000	154,774
		2,403,705

TOTAL CONSUMER STAPLES		9,576,014

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 4.08% 12/15/47	290,000	291,028
Oil, Gas & Consumable Fuels - 2.7%
Apache Corp. 4.375% 10/15/28	360,000	322,123
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	98,978
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	157,009
4.95% 6/1/47	40,000	42,348
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	225,117
Chevron Corp.:
1.141% 5/11/23	70,000	71,305
1.554% 5/11/25	70,000	72,154
1.995% 5/11/27	70,000	73,079
2.236% 5/11/30	70,000	73,772
2.954% 5/16/26	231,000	255,868
2.978% 5/11/40	70,000	74,895
3.078% 5/11/50	70,000	75,171
ConocoPhillips Co. 4.95% 3/15/26	366,000	434,961
Devon Energy Corp. 5% 6/15/45	65,000	57,667
Ecopetrol SA:
5.875% 9/18/23	500,000	538,975
7.375% 9/18/43	60,000	71,040
Enbridge, Inc. 3.5% 6/10/24	164,000	174,662
Encana Corp. 6.5% 2/1/38	70,000	53,448
Energy Transfer Partners LP:
4.95% 6/15/28	147,000	154,857
5% 5/15/50	220,000	210,785
5.3% 4/15/47	50,000	48,914
5.8% 6/15/38	50,000	51,567
6% 6/15/48	330,000	348,649
Enterprise Products Operating LP:
2.85% 4/15/21	831,000	843,666
3.95% 2/15/27	214,000	238,400
4.25% 2/15/48	270,000	291,891
4.8% 2/1/49	56,000	65,336
Equinor ASA:
2.9% 11/8/20	250,000	252,545
3.625% 9/10/28	130,000	147,096
Exxon Mobil Corp.:
2.222% 3/1/21	794,000	803,659
3.452% 4/15/51	450,000	492,060
Kinder Morgan, Inc.:
3.15% 1/15/23	110,000	114,762
5.05% 2/15/46	50,000	57,470
5.2% 3/1/48	264,000	315,754
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	34,564
5% 3/1/26	147,000	166,126
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	265,982
4.75% 12/15/23	35,000	37,771
MPLX LP:
4.125% 3/1/27	60,000	61,971
4.5% 4/15/38	150,000	148,723
4.7% 4/15/48	226,000	229,337
Noble Energy, Inc.:
4.95% 8/15/47	100,000	85,443
5.05% 11/15/44	70,000	60,717
ONEOK, Inc.:
4% 7/13/27	80,000	78,723
4.45% 9/1/49	50,000	45,668
5.2% 7/15/48	22,000	22,144
Petroleos Mexicanos:
5.35% 2/12/28	100,000	81,078
5.95% 1/28/31 (a)	100,000	80,875
6.35% 2/12/48	340,000	247,934
6.5% 1/23/29	160,000	136,464
7.69% 1/23/50 (a)	168,000	139,860
Phillips 66 Co. 3.9% 3/15/28	380,000	424,496
Shell International Finance BV:
1.75% 9/12/21	1,227,000	1,245,393
2.375% 11/7/29	100,000	104,518
3.125% 11/7/49	100,000	103,751
3.75% 9/12/46	106,000	120,489
Spectra Energy Partners LP 4.75% 3/15/24	151,000	166,931
Suncor Energy, Inc. 4% 11/15/47	114,000	116,710
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	80,000	79,466
The Williams Companies, Inc.:
3.75% 6/15/27	460,000	489,255
4.85% 3/1/48	50,000	55,566
Total Capital International SA:
3.461% 7/12/49	140,000	149,801
3.75% 4/10/24	165,000	182,508
TransCanada PipeLines Ltd. 4.875% 5/15/48	80,000	98,662
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	75,000	79,811
3.95% 5/15/50 (a)	100,000	106,130
Valero Energy Corp. 4.35% 6/1/28	70,000	78,095
Williams Partners LP 3.35% 8/15/22	190,000	196,216
		13,031,161

TOTAL ENERGY		13,322,189

FINANCIALS - 8.1%
Banks - 4.5%
Bank of America Corp.:
2.625% 4/19/21	1,404,000	1,429,291
3.093% 10/1/25 (b)	400,000	426,204
3.194% 7/23/30 (b)	270,000	290,072
3.419% 12/20/28 (b)	445,000	484,174
3.974% 2/7/30 (b)	65,000	73,824
4.083% 3/20/51 (b)	100,000	119,244
4.271% 7/23/29 (b)	360,000	414,279
4.33% 3/15/50 (b)	200,000	247,125
Bank of Montreal 3.3% 2/5/24	580,000	622,365
Bank of Nova Scotia 3.4% 2/11/24	560,000	604,938
Barclays PLC:
3.932% 5/7/25 (b)	200,000	212,964
4.375% 1/12/26	210,000	230,966
4.95% 1/10/47	200,000	248,150
BB&T Corp.:
2.75% 4/1/22	140,000	144,589
3.75% 12/6/23	350,000	383,846
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	770,000	831,448
3.142% 1/24/23 (b)	90,000	92,611
3.2% 10/21/26	80,000	85,601
3.98% 3/20/30 (b)	150,000	167,763
4.65% 7/23/48	75,000	92,938
4.75% 5/18/46	208,000	251,241
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	500,000	530,789
Fifth Third Bancorp:
2.55% 5/5/27	100,000	103,757
3.95% 3/14/28	50,000	55,702
HSBC Holdings PLC:
2.65% 1/5/22	489,000	500,879
4.292% 9/12/26 (b)	1,600,000	1,767,929
4.375% 11/23/26	400,000	438,278
Japan Bank International Cooperation:
2.375% 11/16/22	400,000	417,186
2.5% 5/23/24	200,000	213,726
JPMorgan Chase & Co.:
2.7% 5/18/23	470,000	492,432
2.95% 10/1/26	190,000	204,835
2.956% 5/13/31 (b)	250,000	257,374
3.109% 4/22/51 (b)	50,000	50,769
3.22% 3/1/25 (b)	340,000	364,160
3.559% 4/23/24 (b)	670,000	713,393
4.452% 12/5/29 (b)	630,000	735,395
5.6% 7/15/41	325,000	456,224
Lloyds Banking Group PLC 3% 1/11/22	800,000	823,759
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	200,000	209,623
3.195% 7/18/29	400,000	430,610
3.961% 3/2/28	100,000	112,370
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.830% 2.226% 5/25/26 (b)	200,000	202,623
2.839% 7/16/25 (b)	200,000	207,137
National Australia Bank Ltd. 2.875% 4/12/23	250,000	260,847
Oesterreichische Kontrollbank 1.875% 1/20/21	250,000	252,330
PNC Financial Services Group, Inc. 2.2% 11/1/24	250,000	262,092
Rabobank Nederland 3.75% 7/21/26	250,000	270,548
Rabobank Nederland New York Branch 2.75% 1/10/23	250,000	262,871
Regions Financial Corp. 2.75% 8/14/22	101,000	103,372
Royal Bank of Canada 4.65% 1/27/26	210,000	241,228
Royal Bank of Scotland Group PLC 3.754% 11/1/29 (b)	400,000	404,637
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	60,000	61,959
Sumitomo Mitsui Financial Group, Inc.:
2.75% 1/15/30	200,000	208,383
3.102% 1/17/23	288,000	302,415
3.936% 10/16/23	120,000	130,026
Wells Fargo & Co.:
2.406% 10/30/25 (b)	550,000	564,502
3% 10/23/26	100,000	107,042
3.068% 4/30/41 (b)	200,000	200,195
3.75% 1/24/24	40,000	43,022
4.75% 12/7/46	388,000	456,937
5.013% 4/4/51 (b)	120,000	157,884
Westpac Banking Corp.:
2.75% 1/11/23	306,000	322,842
3.65% 5/15/23	160,000	173,657
4.11% 7/24/34 (b)	270,000	290,357
		21,819,729
Capital Markets - 1.3%
Bank of New York Mellon Corp. 3.5% 4/28/23	230,000	247,799
BlackRock, Inc. 4.25% 5/24/21	152,000	157,742
Deutsche Bank AG London Branch 4.1% 1/13/26	700,000	722,831
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	100,932
4.1% 1/13/26	154,000	156,655
Goldman Sachs Group, Inc.:
3.85% 1/26/27	960,000	1,057,671
5.15% 5/22/45	330,000	415,994
5.25% 7/27/21	393,000	411,556
Intercontinental Exchange, Inc. 3.75% 9/21/28	100,000	114,180
Merrill Lynch & Co., Inc. 6.11% 1/29/37	100,000	136,364
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (b)(c)	250,000	302,708
2.188% 4/28/26 (b)	200,000	205,466
3.125% 1/23/23	795,000	839,268
3.625% 1/20/27	160,000	177,423
3.772% 1/24/29 (b)	180,000	200,482
4.375% 1/22/47	224,000	279,940
5.597% 3/24/51 (b)	40,000	58,001
5.75% 1/25/21	369,000	381,198
Northern Trust Corp. 1.95% 5/1/30	150,000	153,987
		6,120,197
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	124,380
3.3% 1/23/23	401,000	362,806
4.45% 10/1/25	150,000	130,645
4.5% 5/15/21	163,000	158,869
Ally Financial, Inc. 5.8% 5/1/25	150,000	163,983
American Express Co.:
2.5% 8/1/22	150,000	155,684
2.5% 7/30/24	464,000	490,225
3.4% 2/27/23	50,000	53,257
Capital One Financial Corp.:
3.2% 1/30/23	80,000	82,920
3.3% 10/30/24	230,000	241,294
3.8% 1/31/28	438,000	460,127
Discover Financial Services 4.5% 1/30/26	208,000	222,767
Ford Motor Credit Co. LLC:
4.14% 2/15/23	200,000	193,904
5.875% 8/2/21	221,000	221,553
GE Capital International Funding Co. 4.418% 11/15/35	400,000	399,373
John Deere Capital Corp.:
2.8% 3/6/23	270,000	286,338
2.8% 9/8/27	290,000	321,986
Synchrony Financial:
3.95% 12/1/27	380,000	363,459
4.375% 3/19/24	100,000	100,924
5.15% 3/19/29	109,000	111,529
Toyota Motor Credit Corp.:
2.15% 9/8/22	100,000	102,812
2.7% 1/11/23	50,000	52,035
		4,800,870
Diversified Financial Services - 0.7%
Berkshire Hathaway Finance Corp. 4.2% 8/15/48	130,000	161,397
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	102,651
BP Capital Markets America, Inc.:
2.52% 9/19/22	620,000	642,799
3% 2/24/50	130,000	126,672
Brixmor Operating Partnership LP 4.125% 5/15/29	44,000	42,495
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	114,956
2.6% 11/15/29	110,000	115,633
3.4% 11/15/49	80,000	88,849
Export Development Canada 2.625% 2/21/24	500,000	540,720
KfW:
2.375% 12/29/22	815,000	858,191
2.5% 11/20/24	280,000	305,176
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	185,922
		3,285,461
Insurance - 0.6%
ACE INA Holdings, Inc. 4.35% 11/3/45	74,000	94,909
American International Group, Inc.:
3.3% 3/1/21	320,000	325,579
4.5% 7/16/44	115,000	129,107
4.7% 7/10/35	200,000	234,698
4.75% 4/1/48	40,000	46,368
5.75% 4/1/48 (b)	190,000	192,867
Aon PLC 4.75% 5/15/45	140,000	173,352
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	250,000	254,797
4.4% 3/15/48	30,000	34,463
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	48,374
4.9% 3/15/49	120,000	159,905
MetLife, Inc.:
4.125% 8/13/42	70,000	80,213
4.6% 5/13/46	90,000	111,821
Prudential Financial, Inc.:
3.878% 3/27/28	70,000	78,470
4.418% 3/27/48	100,000	112,094
5.7% 9/15/48 (b)	74,000	79,609
The Travelers Companies, Inc. 4.05% 3/7/48	74,000	91,584
Unum Group 4.5% 3/15/25	525,000	545,282
		2,793,492

TOTAL FINANCIALS		38,819,749

HEALTH CARE - 2.6%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24 (a)	120,000	126,041
2.95% 11/21/26 (a)	100,000	107,218
3.2% 11/21/29 (a)	200,000	214,292
4.05% 11/21/39 (a)	100,000	112,211
4.25% 11/14/28	92,000	106,917
4.25% 11/21/49 (a)	150,000	171,850
4.3% 5/14/36	25,000	28,878
4.45% 5/14/46	150,000	173,599
4.55% 3/15/35 (a)	50,000	58,898
4.75% 3/15/45 (a)	100,000	120,575
Amgen, Inc.:
1.9% 2/21/25	100,000	103,483
3.2% 11/2/27	70,000	77,370
3.375% 2/21/50	210,000	222,327
4.663% 6/15/51	100,000	130,200
Gilead Sciences, Inc.:
4.15% 3/1/47	112,000	141,056
4.75% 3/1/46	50,000	66,426
		1,961,341
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 4.669% 6/6/47	290,000	360,815
Boston Scientific Corp.:
4% 3/1/29	100,000	113,433
4.7% 3/1/49	230,000	294,404
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	111,907
Stryker Corp.:
1.95% 6/15/30	100,000	99,497
2.9% 6/15/50	100,000	100,390
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	188,394
		1,268,840
Health Care Providers & Services - 0.9%
Aetna, Inc. 3.875% 8/15/47	180,000	197,404
Allina Health System, Inc. 3.887% 4/15/49	40,000	42,559
Anthem, Inc.:
3.125% 5/15/22	140,000	146,594
4.101% 3/1/28	130,000	150,750
4.55% 3/1/48	80,000	99,869
Cardinal Health, Inc.:
3.41% 6/15/27	160,000	177,653
4.368% 6/15/47	30,000	31,904
Cigna Corp.:
3.05% 11/30/22 (a)	110,000	115,339
3.75% 7/15/23	67,000	72,898
4.125% 11/15/25	99,000	112,800
4.375% 10/15/28	100,000	117,359
4.8% 8/15/38	80,000	99,782
4.8% 7/15/46 (a)	230,000	287,553
4.9% 12/15/48	80,000	105,497
CVS Health Corp.:
2.875% 6/1/26	60,000	64,315
3% 8/15/26	38,000	41,506
3.25% 8/15/29	250,000	270,305
3.7% 3/9/23	50,000	53,562
4.78% 3/25/38	412,000	501,652
5.05% 3/25/48	120,000	154,062
HCA Holdings, Inc. 5.25% 6/15/49	120,000	141,269
Humana, Inc. 3.125% 8/15/29	100,000	107,697
Kaiser Foundation Hospitals:
3.266% 11/1/49	110,000	119,287
4.15% 5/1/47	60,000	74,371
UnitedHealth Group, Inc.:
1.25% 1/15/26	93,000	94,355
2% 5/15/30	170,000	175,052
2.375% 8/15/24	100,000	106,338
2.9% 5/15/50	137,000	142,302
3.7% 8/15/49	90,000	106,148
3.85% 6/15/28	130,000	154,546
4.45% 12/15/48	68,000	89,087
4.75% 7/15/45	182,000	243,784
		4,397,599
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	322,806
4.15% 2/1/24	173,000	192,703
		515,509
Pharmaceuticals - 0.9%
AstraZeneca PLC 3.125% 6/12/27	140,000	152,876
Bayer U.S. Finance II LLC 2.85% 4/15/25 (a)	177,000	183,464
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (a)	100,000	112,162
3.4% 7/26/29 (a)	100,000	114,350
3.875% 8/15/25 (a)	80,000	90,904
4.125% 6/15/39 (a)	100,000	126,594
4.25% 10/26/49 (a)	100,000	131,482
4.55% 2/20/48 (a)	204,000	272,812
Eli Lilly & Co. 2.25% 5/15/50	200,000	188,198
GlaxoSmithKline Capital PLC 3% 6/1/24	200,000	216,757
GlaxoSmithKline Capital, Inc. 3.375% 5/15/23	240,000	258,746
Johnson & Johnson 3.4% 1/15/38	238,000	277,245
Merck & Co., Inc. 3.7% 2/10/45	212,000	255,682
Mylan NV 5.2% 4/15/48	74,000	84,660
Novartis Capital Corp.:
2.4% 5/17/22	670,000	694,839
2.75% 8/14/50	150,000	157,623
Pfizer, Inc.:
2.7% 5/28/50	100,000	100,772
3.2% 9/15/23	80,000	86,867
3.45% 3/15/29	100,000	116,045
3.9% 3/15/39	70,000	84,383
4% 12/15/36	190,000	230,544
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	490,158
Zoetis, Inc. 3% 9/12/27	50,000	54,697
		4,481,860

TOTAL HEALTH CARE		12,625,149

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.75% 5/15/28	100,000	115,735
4.25% 4/1/50	30,000	39,051
Lockheed Martin Corp. 4.09% 9/15/52	119,000	153,753
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	110,822
4.03% 10/15/47	178,000	215,672
Raytheon Technologies Corp.:
3.65% 8/16/23	13,000	14,111
3.75% 11/1/46	100,000	112,530
3.95% 8/16/25	80,000	91,011
4.125% 11/16/28	220,000	255,049
4.45% 11/16/38	200,000	240,925
Rockwell Collins, Inc. 4.35% 4/15/47	100,000	114,383
The Boeing Co.:
2.8% 3/1/23	270,000	266,590
3.2% 3/1/29	320,000	302,613
3.75% 2/1/50	70,000	60,896
5.705% 5/1/40	110,000	120,401
5.805% 5/1/50	110,000	124,511
		2,338,053
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	80,000	77,822
4.95% 10/17/48	80,000	87,916
United Parcel Service, Inc. 6.2% 1/15/38	134,000	195,765
		361,503
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25 (a)	100,000	100,153
2.493% 2/15/27 (a)	100,000	96,991
2.722% 2/15/30 (a)	100,000	95,347
3.377% 4/5/40 (a)	40,000	35,642
3.577% 4/5/50 (a)	100,000	89,950
		418,083
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 3.95% 5/15/28	200,000	229,970
Waste Management, Inc.:
2.4% 5/15/23	250,000	263,472
3.15% 11/15/27	50,000	55,495
		548,937
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	130,000	137,623
3.25% 8/26/49	100,000	110,905
General Electric Co.:
3.45% 5/1/27	50,000	49,504
3.625% 5/1/30	60,000	59,338
4.25% 5/1/40	50,000	48,691
4.35% 5/1/50	60,000	58,290
4.5% 3/11/44	200,000	198,792
Honeywell International, Inc.:
1.35% 6/1/25	100,000	102,045
1.95% 6/1/30	100,000	102,327
2.3% 8/15/24	190,000	201,933
2.8% 6/1/50	100,000	104,868
		1,174,316
Machinery - 0.3%
Caterpillar Financial Services Corp. 2.55% 11/29/22	518,000	541,778
Caterpillar, Inc. 3.25% 9/19/49	170,000	187,840
Deere & Co. 2.875% 9/7/49	190,000	197,219
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	199,490
Otis Worldwide Corp.:
2.565% 2/15/30 (a)	100,000	101,022
3.362% 2/15/50 (a)	80,000	80,534
Parker Hannifin Corp. 4% 6/14/49	110,000	124,059
		1,431,942
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	30,000	31,111
4.05% 6/15/48	182,000	220,556
4.15% 12/15/48	100,000	122,463
Canadian National Railway Co. 2.45% 5/1/50	150,000	144,856
CSX Corp.:
3.8% 3/1/28	50,000	56,986
4.3% 3/1/48	210,000	255,503
4.75% 11/15/48	160,000	205,330
Norfolk Southern Corp. 3.95% 10/1/42	185,000	208,276
Union Pacific Corp.:
2.15% 2/5/27	120,000	125,922
3.25% 2/5/50	160,000	169,253
3.7% 3/1/29	170,000	194,118
4% 4/15/47	90,000	106,581
		1,840,955
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	166,000	159,856
3.625% 12/1/27	140,000	124,131
4.625% 10/1/28	350,000	315,612
		599,599

TOTAL INDUSTRIALS		8,713,388

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.85% 9/20/21	940,000	957,259
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	211,000	214,957
4.9% 10/1/26 (a)	450,000	486,268
5.3% 10/1/29 (a)	90,000	97,846
5.45% 6/15/23 (a)	230,000	246,951
8.1% 7/15/36 (a)	150,000	181,696
8.35% 7/15/46 (a)	92,000	116,616
		1,344,334
IT Services - 0.6%
Fiserv, Inc.:
3.5% 7/1/29	180,000	198,646
4.4% 7/1/49	100,000	121,368
IBM Corp.:
1.95% 5/15/30	100,000	99,869
2.95% 5/15/50	100,000	100,694
3% 5/15/24	100,000	108,031
4.7% 2/19/46	204,000	268,612
MasterCard, Inc. 3.85% 3/26/50	310,000	392,992
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	81,938
2.3% 6/1/30	130,000	134,183
The Western Union Co. 2.85% 1/10/25	100,000	103,195
Visa, Inc.:
2.05% 4/15/30	430,000	449,895
2.15% 9/15/22	480,000	498,899
3.15% 12/14/25	160,000	179,775
		2,738,097
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	90,000	116,532
Broadcom Corp./Broadcom Cayman LP 2.65% 1/15/23	70,000	72,348
Broadcom, Inc. 3.459% 9/15/26 (a)	172,000	176,648
Intel Corp.:
2.45% 11/15/29	70,000	75,013
3.25% 11/15/49	70,000	77,888
3.734% 12/8/47	110,000	129,074
Lam Research Corp. 2.875% 6/15/50	150,000	151,893
Qualcomm, Inc. 2.6% 1/30/23	430,000	451,675
		1,251,071
Software - 0.8%
Microsoft Corp.:
2.4% 2/6/22	1,792,000	1,853,448
2.4% 8/8/26	520,000	571,066
2.525% 6/1/50 (d)	280,000	284,132
3.7% 8/8/46	170,000	212,125
Oracle Corp.:
3.6% 4/1/50	210,000	233,952
3.85% 4/1/60	70,000	79,966
4% 11/15/47	388,000	455,752
		3,690,441
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.:
1.125% 5/11/25	500,000	508,125
2.1% 9/12/22	100,000	103,730
2.4% 1/13/23	1,242,000	1,305,521
2.95% 9/11/49	180,000	194,445
3% 2/9/24	650,000	703,977
3.75% 11/13/47	90,000	108,713
4.5% 2/23/36	110,000	143,388
Xerox Corp. 4.5% 5/15/21	160,000	160,461
		3,228,360

TOTAL INFORMATION TECHNOLOGY		13,209,562

MATERIALS - 0.5%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	102,682
2.05% 5/15/30	40,000	41,477
2.7% 5/15/40	40,000	41,466
2.8% 5/15/50	40,000	41,846
DuPont de Nemours, Inc.:
4.205% 11/15/23	100,000	108,743
4.725% 11/15/28	100,000	118,790
5.319% 11/15/38	140,000	176,959
Eastman Chemical Co. 4.5% 12/1/28	226,000	253,963
LYB International Finance BV 4% 7/15/23	153,000	161,947
LYB International Finance II BV 3.5% 3/2/27	290,000	310,196
Nutrien Ltd.:
4.2% 4/1/29	32,000	36,391
5% 4/1/49	56,000	68,895
Sherwin-Williams Co.:
2.75% 6/1/22	4,000	4,099
3.125% 6/1/24	160,000	170,730
3.45% 6/1/27	210,000	230,751
4.5% 6/1/47	100,000	118,941
The Dow Chemical Co.:
3.15% 5/15/24	100,000	104,872
3.625% 5/15/26	150,000	162,712
5.55% 11/30/48	80,000	101,731
The Mosaic Co. 4.05% 11/15/27	40,000	40,691
		2,397,882
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	209,825

TOTAL MATERIALS		2,607,707

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc. 4.85% 4/15/49	140,000	170,697
American Tower Corp.:
3.6% 1/15/28	70,000	76,999
3.8% 8/15/29	100,000	111,972
Boston Properties, Inc. 4.125% 5/15/21	165,000	168,436
Corporate Office Properties LP 3.6% 5/15/23	80,000	80,702
ERP Operating LP 3.5% 3/1/28	160,000	174,745
HCP, Inc. 3% 1/15/30	320,000	310,733
Kimco Realty Corp. 2.8% 10/1/26	216,000	208,604
Simon Property Group LP:
3.375% 12/1/27	150,000	147,400
4.25% 11/30/46	116,000	110,595
Ventas Realty LP:
3.125% 6/15/23	163,000	161,955
4% 3/1/28	184,000	181,793
4.875% 4/15/49	160,000	152,526
Welltower, Inc. 4.25% 4/15/28	174,000	181,429
		2,238,586
UTILITIES - 1.6%
Electric Utilities - 1.2%
American Electric Power Co., Inc. 4.3% 12/1/28	194,000	224,592
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	240,316
4.3% 2/1/49	65,000	81,917
Commonwealth Edison Co. 4% 3/1/48	208,000	248,756
Duke Energy Carolinas LLC 4% 9/30/42	179,000	212,451
Duke Energy Corp.:
2.45% 6/1/30	200,000	205,939
3.15% 8/15/27	352,000	384,026
4.2% 6/15/49	130,000	154,593
Exelon Corp.:
3.95% 6/15/25	163,000	182,285
5.1% 6/15/45	160,000	203,835
FirstEnergy Corp. 4.85% 7/15/47	150,000	188,873
Florida Power & Light Co. 4.05% 10/1/44	170,000	209,865
Interstate Power and Light Co. 2.3% 6/1/30	104,000	104,984
MidAmerican Energy Co.:
3.95% 8/1/47	100,000	119,049
4.25% 7/15/49	100,000	126,923
Mississippi Power Co. 3.95% 3/30/28	120,000	133,526
Oncor Electric Delivery Co. LLC 3.1% 9/15/49	100,000	108,373
PPL Capital Funding, Inc. 4% 9/15/47	90,000	95,424
PPL Electric Utilities Corp. 3% 10/1/49	70,000	73,321
Public Service Co. of Colorado 3.2% 3/1/50	110,000	120,399
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	84,506
3% 5/15/25	220,000	237,922
3.15% 1/1/50	80,000	87,415
Southern Co. 3.25% 7/1/26	765,000	842,705
Tampa Electric Co. 4.45% 6/15/49	140,000	176,882
Virginia Electric & Power Co.:
3.8% 4/1/28	90,000	103,431
3.8% 9/15/47	60,000	70,658
4.6% 12/1/48	208,000	270,997
Xcel Energy, Inc. 3.35% 12/1/26	316,000	351,010
		5,644,973
Gas Utilities - 0.0%
Dominion Gas Holdings LLC:
2.5% 11/15/24	80,000	83,815
3.9% 11/15/49	90,000	91,424
		175,239
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	250,000	280,546
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	29,899
Consolidated Edison Co. of New York, Inc.:
4.5% 5/15/58	120,000	148,870
4.65% 12/1/48	80,000	101,482
DTE Energy Co. 3.8% 3/15/27	90,000	96,862
NiSource, Inc. 3.49% 5/15/27	442,000	493,516
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	83,308
Puget Energy, Inc. 4.1% 6/15/30 (a)	253,000	268,032
Sempra Energy:
3.4% 2/1/28	50,000	53,580
3.8% 2/1/38	270,000	289,378
4% 2/1/48	136,000	152,209
		1,997,682

TOTAL UTILITIES		7,817,894

TOTAL NONCONVERTIBLE BONDS
(Cost $119,013,810)		127,434,219

U.S. Government and Government Agency Obligations - 40.9%
U.S. Government Agency Obligations - 1.2%
Fannie Mae:
0.625% 4/22/25	$90,000	$90,473
1.75% 7/2/24	930,000	981,818
2% 10/5/22	190,000	197,889
2.375% 1/19/23	655,000	692,125
2.875% 9/12/23	150,000	162,736
Federal Home Loan Bank:
0.5% 4/14/25	390,000	390,301
1.5% 8/15/24	125,000	130,871
2% 9/9/22	200,000	207,808
2.5% 2/13/24	230,000	247,896
2.625% 10/1/20	1,100,000	1,108,969
3.25% 11/16/28	30,000	35,713
Freddie Mac:
1.5% 2/12/25	630,000	658,968
2.75% 6/19/23	50,000	53,805
Tennessee Valley Authority:
0.75% 5/15/25	560,000	565,088
2.875% 2/1/27	145,000	163,218
4.25% 9/15/65	50,000	74,401

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,762,079

U.S. Treasury Obligations - 39.7%
U.S. Treasury Bonds:
1.25% 5/15/50	382,000	366,123
2% 2/15/50	1,627,000	1,859,928
2.25% 8/15/46	148,000	175,114
2.25% 8/15/49	1,303,000	1,562,989
2.375% 11/15/49	396,000	488,008
2.5% 2/15/45	763,000	938,997
2.5% 2/15/46	329,000	406,495
2.5% 5/15/46	122,000	150,927
2.75% 11/15/42	1,059,000	1,351,094
2.75% 8/15/47	177,000	230,791
2.75% 11/15/47	157,000	205,002
2.875% 5/15/43	1,420,000	1,850,105
2.875% 8/15/45	881,000	1,158,790
2.875% 11/15/46	359,000	476,502
2.875% 5/15/49	361,000	487,176
3% 5/15/42	238,000	315,964
3% 11/15/44	1,614,000	2,156,897
3% 5/15/45	3,707,000	4,967,814
3% 11/15/45	2,804,000	3,771,709
3% 2/15/47	314,000	426,905
3% 5/15/47	197,000	267,974
3% 2/15/48	121,000	165,326
3% 8/15/48	188,000	258,001
3% 2/15/49	264,000	363,567
3.125% 11/15/41	229,000	309,087
3.125% 2/15/42	264,000	357,029
3.125% 8/15/44	1,405,000	1,912,501
3.125% 5/15/48	48,000	67,133
3.375% 5/15/44	856,000	1,208,097
3.375% 11/15/48	68,000	99,710
3.625% 8/15/43	86,000	125,295
3.625% 2/15/44	1,464,000	2,139,327
3.75% 8/15/41	225,000	330,495
3.75% 11/15/43	4,124,000	6,126,556
3.875% 8/15/40	126,000	187,464
4.375% 2/15/38	81,000	125,803
4.375% 11/15/39	5,000	7,858
4.375% 5/15/41	1,552,000	2,463,861
4.5% 2/15/36	223,000	341,399
4.5% 5/15/38	69,000	108,737
5% 5/15/37	391,000	641,622
U.S. Treasury Notes:
0.125% 4/30/22	8,194,000	8,189,519
0.125% 5/15/23	1,017,000	1,014,894
0.25% 4/15/23	2,109,000	2,112,954
0.375% 3/31/22	5,439,000	5,459,396
0.375% 4/30/25	2,690,000	2,699,142
0.5% 3/15/23	1,955,000	1,972,183
0.5% 3/31/25	6,604,000	6,666,686
0.5% 4/30/27	2,679,000	2,680,360
0.625% 3/31/27	2,531,000	2,554,036
0.625% 5/15/30	2,350,000	2,343,391
1.125% 7/31/21	30,000	30,322
1.125% 9/30/21	549,000	555,820
1.125% 2/28/22	959,000	974,921
1.125% 2/28/25	2,449,000	2,546,290
1.25% 8/31/24	3,036,000	3,162,895
1.375% 9/15/20	57,000	57,187
1.375% 9/30/20	1,000	1,004
1.375% 1/31/22	3,482,000	3,551,232
1.375% 10/15/22	217,000	223,137
1.375% 1/31/25	975,000	1,023,864
1.375% 8/31/26	366,000	386,945
1.5% 8/31/21	411,000	417,663
1.5% 10/31/21	781,000	795,491
1.5% 11/30/21	5,067,000	5,166,757
1.5% 8/15/22	739,000	760,593
1.5% 9/30/24	3,446,000	3,628,665
1.5% 10/31/24	1,768,000	1,863,030
1.5% 11/30/24	3,795,000	4,003,429
1.5% 8/15/26	283,000	301,262
1.5% 1/31/27	842,000	898,506
1.5% 2/15/30	4,834,000	5,225,252
1.625% 6/30/21	210,000	213,216
1.625% 12/31/21	3,225,000	3,298,318
1.625% 11/15/22	576,000	596,385
1.625% 2/15/26	702,000	750,564
1.625% 9/30/26	1,345,000	1,443,511
1.625% 11/30/26	454,000	487,749
1.625% 8/15/29	2,690,000	2,934,832
1.75% 11/15/20	10,000	10,070
1.75% 7/31/21	61,000	62,106
1.75% 5/31/22	130,000	134,073
1.75% 6/30/22	728,000	751,859
1.75% 6/30/24	1,417,000	1,503,238
1.75% 7/31/24	1,867,000	1,982,302
1.75% 12/31/24	3,742,000	3,991,369
1.75% 12/31/26	415,000	449,448
1.75% 11/15/29	1,385,000	1,528,802
1.875% 2/28/22	1,430,000	1,472,341
1.875% 3/31/22	1,271,000	1,310,520
1.875% 7/31/22	151,000	156,527
1.875% 8/31/24	501,000	535,033
1.875% 7/31/26	800,000	869,938
2% 11/30/22	552,000	576,991
2% 5/31/24	5,025,000	5,374,983
2% 6/30/24	210,000	224,889
2% 11/15/26	562,000	616,905
2.125% 5/15/22	1,341,000	1,392,021
2.125% 12/31/22	92,000	96,596
2.125% 2/29/24	551,000	589,850
2.125% 3/31/24	612,000	656,011
2.125% 7/31/24	150,000	161,596
2.125% 11/30/24	320,000	346,350
2.25% 3/31/21	1,597,000	1,624,261
2.25% 4/30/21	43,000	43,806
2.25% 4/15/22	396,000	411,299
2.25% 12/31/23	50,000	53,621
2.25% 4/30/24	1,173,000	1,264,641
2.25% 12/31/24	30,000	32,671
2.25% 2/15/27	817,000	912,742
2.25% 8/15/27	1,371,000	1,540,768
2.25% 11/15/27	1,230,000	1,386,008
2.375% 3/15/22	3,228,000	3,354,850
2.375% 1/31/23	86,000	91,009
2.375% 2/29/24	2,090,000	2,256,955
2.375% 5/15/27	1,576,000	1,779,464
2.375% 5/15/29	2,003,000	2,312,448
2.5% 12/31/20	1,000	1,013
2.5% 2/28/21	1,000	1,017
2.5% 1/15/22	406,000	421,257
2.5% 2/15/22	1,815,000	1,886,749
2.5% 3/31/23	693,000	738,180
2.5% 1/31/24	2,144,000	2,321,550
2.5% 1/31/25	37,000	40,785
2.5% 2/28/26	273,000	305,568
2.625% 7/15/21	130,000	133,514
2.625% 12/15/21	2,737,000	2,839,531
2.625% 2/28/23	1,495,000	1,594,978
2.625% 6/30/23	2,011,000	2,160,568
2.625% 12/31/23	75,000	81,419
2.625% 12/31/25	118,000	132,598
2.625% 1/31/26	420,000	472,549
2.625% 2/15/29	1,038,000	1,217,258
2.75% 4/30/23	21,000	22,558
2.75% 5/31/23	1,025,000	1,103,036
2.75% 7/31/23	1,141,000	1,232,726
2.75% 8/31/23	738,000	798,712
2.75% 2/28/25	280,000	312,266
2.75% 6/30/25	237,000	265,857
2.75% 8/31/25	304,000	341,893
2.75% 2/15/28	629,000	734,407
2.875% 10/31/20	1,000	1,011
2.875% 10/15/21	925,000	959,146
2.875% 11/15/21	1,335,000	1,387,096
2.875% 10/31/23	698,000	761,229
2.875% 11/30/23	1,156,000	1,262,975
2.875% 4/30/25	81,000	91,128
2.875% 7/31/25	258,000	291,449
2.875% 11/30/25	288,000	327,173
2.875% 5/15/28	231,000	272,914
2.875% 8/15/28	465,000	551,297
3% 10/31/25	535,000	610,485
3.125% 11/15/28	331,000	400,639

TOTAL U.S. TREASURY OBLIGATIONS		189,880,465

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $182,124,421)		195,642,544

U.S. Government Agency - Mortgage Securities - 27.2%
Fannie Mae - 10.5%
2.5% 5/1/23 to 5/1/50	5,264,686	5,504,370
3% 10/1/30 to 4/1/50	16,064,135	17,032,132
3.5% 12/1/25 to 7/1/49	9,943,085	10,612,930
4% 12/1/26 to 9/1/49	10,275,785	11,037,063
4.5% 2/1/47 to 7/1/49	3,406,353	3,687,285
5% 4/1/25 to 10/1/49	1,065,480	1,174,793
5.5% 9/1/40 to 6/1/49	1,003,561	1,122,953

TOTAL FANNIE MAE		50,171,526

Freddie Mac - 4.7%
2.5% 6/1/31 to 5/1/50	1,887,724	1,967,828
3% 2/1/29 to 4/1/50	5,036,425	5,342,391
3.5% 4/1/33 to 3/1/50	7,665,955	8,122,296
4% 5/1/39 to 10/1/49	4,665,945	5,001,765
4% 4/1/48	13,363	14,291
4.5% 12/1/48 to 5/1/49	1,316,066	1,420,930
5% 8/1/48 to 10/1/49	494,674	540,285
5.5% 6/1/49	83,891	92,456

TOTAL FREDDIE MAC		22,502,242

Ginnie Mae - 7.1%
2.5% 3/20/47 to 4/20/50	921,303	970,631
2.5% 6/1/50 (d)	500,000	526,001
3% 7/20/42 to 3/20/50	9,328,489	9,909,419
3% 6/1/50 (d)	1,200,000	1,270,331
3.5% 2/20/46 to 12/20/49	9,516,805	10,171,266
3.5% 6/1/50 (d)	500,000	529,869
3.5% 6/1/50 (d)	900,000	953,763
4% 12/20/45 to 10/20/49	4,959,058	5,319,943
4% 6/1/50 (d)	500,000	532,637
4.5% 6/20/45 to 5/20/49	2,252,977	2,444,367
4.5% 6/1/50 (d)	100,000	107,500
5% 11/20/45 to 5/20/49	915,577	1,005,684
5.5% 12/20/44 to 12/20/48	234,321	263,424

TOTAL GINNIE MAE		34,004,835

Uniform Mortgage Backed Securities - 4.9%
2.5% 6/1/35 (d)	200,000	209,266
2.5% 6/1/35 (d)	250,000	261,582
2.5% 6/1/35 (d)	350,000	366,215
2.5% 6/1/35 (d)	800,000	837,062
2.5% 6/1/50 (d)	2,000,000	2,074,609
3% 6/1/35 (d)	600,000	632,297
3% 6/1/35 (d)	400,000	421,531
3% 6/1/50 (d)	3,800,000	3,997,125
3% 6/1/50 (d)	200,000	210,375
3% 6/1/50 (d)	2,300,000	2,419,313
3% 7/1/50 (d)	1,600,000	1,679,188
3.5% 6/1/35 (d)	200,000	211,094
3.5% 6/1/50 (d)	3,000,000	3,165,117
3.5% 6/1/50 (d)	1,150,000	1,213,295
3.5% 6/1/50 (d)	2,000,000	2,110,078
4% 6/1/50 (d)	1,400,000	1,490,016
4.5% 6/1/50 (d)	900,000	972,141
4.5% 6/1/50 (d)	1,200,000	1,296,187

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		23,566,491

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $125,647,049)		130,245,094

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$100,000	$102,112
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	213,462
Discover Card Master Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	105,961
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	50,916
Series 2018-4 Class A, 4.06% 11/15/30	60,000	60,202
TOTAL ASSET-BACKED SECURITIES
(Cost $509,925)		532,653

Commercial Mortgage Securities - 1.7%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	280,000	298,624
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	253,199
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	256,613
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	183,967
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	521,066
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	512,733
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	44,568	47,596
Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	53,721
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	204,444
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	211,171
Class A5, 3.0161% 9/15/52	200,000	215,178
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	826,651
Series K057 Class A2, 2.57% 7/25/26	330,000	358,690
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	64,145
Series K-1510 Class A2, 3.718% 1/25/31	165,000	193,481
Series K064 Class A2, 3.224% 3/25/27	250,000	282,168
Series K068 Class A2, 3.244% 8/25/27	570,000	646,235
Series K094 Class A2, 2.903% 6/25/29	430,000	485,601
Series K730 Class A2, 3.59% 1/25/25	50,000	55,140
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	340,000	360,256
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	323,038
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	53,852
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	428,931
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.1529% 8/15/46 (b)	160,000	171,549
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	157,827
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	213,726
Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	142,356
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	278,365
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	384,135
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $7,638,798)		8,184,458

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	265,339
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$55,000	$95,763
Series 2010 S1, 7.043% 4/1/50	55,000	93,293
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	275,922
Series 2010, 7.6% 11/1/40	100,000	177,827
Series 2018, 3.5% 4/1/28	175,000	198,720
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	18,530
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	175,676
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	198,672
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	222,190
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	30,000	27,412
4.131% 6/15/42	30,000	26,211
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	160,135
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	90,881
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	204,638
TOTAL MUNICIPAL SECURITIES
(Cost $2,038,314)		2,231,209

Foreign Government and Government Agency Obligations - 1.5%
Alberta Province:
2.95% 1/23/24	$120,000	$129,371
3.3% 3/15/28	225,000	258,460
Canadian Government 2% 11/15/22	155,000	161,226
Chilean Republic 3.24% 2/6/28	200,000	218,438
Colombian Republic:
3.875% 4/25/27	200,000	213,188
4.5% 3/15/29	200,000	220,125
8.125% 5/21/24	275,000	329,828
Hungarian Republic:
5.375% 3/25/24	140,000	158,375
7.625% 3/29/41	60,000	99,850
Indonesian Republic:
2.85% 2/14/30	200,000	204,000
4.45% 2/11/24	200,000	214,948
Italian Republic 2.375% 10/17/24	400,000	398,569
Manitoba Province 2.6% 4/16/24	870,000	926,263
Ontario Province:
2.3% 6/15/26	70,000	75,536
2.4% 2/8/22	100,000	103,201
2.5% 4/27/26	300,000	326,856
3.05% 1/29/24	100,000	108,729
Panamanian Republic:
4.5% 4/16/50	200,000	236,375
6.7% 1/26/36	70,000	97,453
Peruvian Republic 6.55% 3/14/37	150,000	226,828
Philippine Republic:
3% 2/1/28	200,000	215,164
9.5% 2/2/30	70,000	113,750
Polish Government 5% 3/23/22	130,000	139,263
Province of Quebec:
2.5% 4/9/24	130,000	139,520
2.75% 4/12/27	320,000	356,512
United Mexican States:
3.625% 3/15/22	150,000	155,719
3.75% 1/11/28	400,000	413,750
4.15% 3/28/27	200,000	213,400
4.5% 4/22/29	400,000	431,750
5.55% 1/21/45	50,000	58,344
Uruguay Republic 4.975% 4/20/55	110,000	133,788
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,585,654)		7,078,579

Supranational Obligations - 0.8%
African Development Bank 3% 9/20/23	80,000	86,745
Asian Development Bank:
1.5% 10/18/24	200,000	208,860
1.75% 9/13/22	83,000	85,661
2.5% 11/2/27	20,000	22,504
2.625% 1/30/24	430,000	464,684
European Investment Bank:
0.875% 5/17/30	80,000	80,171
2% 12/15/22	118,000	122,989
2.25% 8/15/22	685,000	714,311
2.25% 6/24/24	210,000	225,575
3.125% 12/14/23	110,000	120,566
Inter-American Development Bank 4.375% 1/24/44	190,000	286,524
International Bank for Reconstruction & Development:
0.875% 5/14/30	134,000	133,289
1.5% 8/28/24	90,000	93,817
1.625% 1/15/25	110,000	115,552
1.875% 10/27/26	320,000	343,572
2.5% 3/19/24	300,000	323,838
2.75% 7/23/21	120,000	123,290
International Finance Corp.:
2.25% 1/25/21	50,000	50,573
2.875% 7/31/23	39,000	42,053
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,376,197)		3,644,574

Bank Notes - 0.4%
Bank of Nova Scotia 2.45% 9/19/22	374,000	389,505
Discover Bank 3.35% 2/6/23	250,000	256,920
RBS Citizens NA:
2.25% 4/28/25	$250,000	$255,083
3.75% 2/18/26	250,000	272,106
Wells Fargo Bank NA 3.55% 8/14/23	750,000	809,221
TOTAL BANK NOTES
(Cost $1,905,111)		1,982,835
	Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund 0.11% (e)
(Cost $31,540,330)	31,534,217	31,540,524
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $480,379,609)		508,516,689
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(29,989,755)
NET ASSETS - 100%		$478,526,934

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,141,074 or 1.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,421
Total	$41,421

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon,maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.